Note 1 - Nature of Business (Details Textual)	Jun. 30, 2023	Dec. 31, 2022
Number of Core Drug Technologies	3	3
Animal Life Sciences, Inc [Member]
Equity Method Investment, Ownership Percentage		10.00%